Document And Entity Information	Aug. 21, 2023
Document Information [Line Items]
Entity, Registrant Name	RICEBRAN TECHNOLOGIES
Document, Type	8-K
Document, Period End Date	Aug. 21, 2023
Entity, Incorporation, State or Country Code	CA
Entity, File Number	0-32565
Entity, Tax Identification Number	87-0673375
Entity, Address, Address Line One	25420 Kuykendahl Rd
Entity, Address, Address Line Two	Suite B300
Entity, Address, City or Town	Tomball
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77375
City Area Code	281
Local Phone Number	675-2421
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	RIBT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001063537